Business Segments (Details) - Schedule of revenues and cost of goods sold from operation - Business segments [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 7,473,169	$ 7,201,853	$ 11,008,532	$ 12,882,250
Cost of Sales	(4,562,831)	(4,076,549)	6,248,757	7,546,180
Fertilizer sales [Member]
Segment Reporting Information [Line Items]
Revenues	6,856,190	6,735,189	10,548,324	12,178,231
Cost of Sales	(4,234,896)	(3,829,659)	5,994,087	6,742,300
Logistic [Member]
Segment Reporting Information [Line Items]
Revenues	616,859	251,797	378,853
Cost of Sales	(327,845)	(90,785)	133,905
Agricultural products (food) sales [Member]
Segment Reporting Information [Line Items]
Revenues	120	214,867	81,355	704,019
Cost of Sales	$ (90)	$ (156,105)	$ 120,765	$ 803,880